SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	9 Months Ended
May 31, 2022
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	May 31, 2022	May 31, 2021

Amounts receivable, prepaid expenses and other assets	$(351)	$188
Payment of bank advisory fees	-	(2,890)
Accounts payable and other liabilities	(439)	(51)
	$(790)	$(2,753)